Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
January 31, 2023
ISY-NPRT1-0423
1.9887356.105
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 5.0%
ANZ Group Holdings Ltd.	92,727	1,650,208
APA Group unit	37,422	280,063
Aristocrat Leisure Ltd.	18,812	454,183
ASX Ltd.	6,093	298,162
Aurizon Holdings Ltd.	59,773	156,232
BlueScope Steel Ltd.	13,940	190,093
Brambles Ltd.	42,794	363,901
Cochlear Ltd.	2,035	307,441
Coles Group Ltd.	41,830	526,123
Commonwealth Bank of Australia	52,867	4,126,910
Computershare Ltd.	17,090	287,828
Dexus unit	33,904	196,578
Endeavour Group Ltd.	44,454	208,737
Fortescue Metals Group Ltd.	52,641	831,494
Goodman Group unit	52,155	743,917
IDP Education Ltd.	6,303	140,264
Lendlease Group unit	20,596	125,766
Macquarie Group Ltd.	11,431	1,524,999
Mineral Resources Ltd.	5,400	341,875
Mirvac Group unit	118,676	191,734
Newcrest Mining Ltd.	27,556	437,840
Northern Star Resources Ltd.	37,110	330,670
Orica Ltd.	14,641	153,636
QBE Insurance Group Ltd.	45,625	445,159
Ramsay Health Care Ltd.	5,745	271,473
REA Group Ltd.	1,624	145,627
Santos Ltd.	98,254	501,575
Scentre Group unit	157,671	342,116
SEEK Ltd.	10,461	181,174
Sonic Healthcare Ltd.	13,920	311,774
Stockland Corp. Ltd. unit	72,091	201,442
Suncorp Group Ltd.	39,216	348,605
Telstra Group Ltd.	124,159	358,843
The GPT Group unit	57,453	186,236
Transurban Group unit	95,143	932,796
Vicinity Centres unit	126,442	184,990
Woodside Energy Group Ltd.	58,955	1,526,574
TOTAL AUSTRALIA		19,807,038
Austria - 0.1%
OMV AG	4,488	223,708
Verbund AG	2,142	181,753
Voestalpine AG	3,720	122,944
TOTAL AUSTRIA		528,405
Bailiwick of Jersey - 0.1%
WPP PLC	34,132	398,789
Belgium - 0.3%
D'ieteren Group	759	144,318
KBC Group NV	7,840	578,388
Solvay SA Class A	2,270	263,194
Umicore SA	6,521	245,503
TOTAL BELGIUM		1,231,403
Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	148,000	132,181
Beijing Enterprises Water Group Ltd.	132,000	33,731
China Gas Holdings Ltd.	101,400	157,861
China Resource Gas Group Ltd.	27,000	113,541
China Ruyi Holdings Ltd. (a)	168,000	44,920
CK Infrastructure Holdings Ltd.	21,500	119,616
Credicorp Ltd. (United States)	2,222	298,415
Kunlun Energy Co. Ltd.	126,000	99,371
Shenzhen International Holdings Ltd.	26,823	26,170
TOTAL BERMUDA		1,025,806
Brazil - 0.8%
Atacadao SA	17,100	55,413
Banco Bradesco SA	58,410	145,211
Banco Santander SA (Brasil) unit	12,900	73,568
CCR SA	38,300	88,728
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,900	108,550
Cosan SA	37,444	123,183
Energisa SA unit	6,400	53,267
Equatorial Energia SA	29,700	163,937
Hapvida Participacoes e Investimentos SA (b)	152,700	154,917
Hypera SA	12,700	116,085
Klabin SA unit	24,000	91,437
Localiza Rent a Car SA	104	866
Localiza Rent a Car SA	23,931	279,131
Lojas Renner SA	27,965	119,158
Natura & Co. Holding SA	29,913	85,738
Petro Rio SA (a)	23,100	191,579
Raia Drogasil SA	32,000	156,523
Rede D'Oregon Sao Luiz SA (b)	17,902	112,498
Rumo SA	42,300	153,158
Telefonica Brasil SA	14,800	121,927
TIM SA	28,400	65,961
Totvs SA	14,300	84,708
Ultrapar Participacoes SA	24,400	63,400
Weg SA	51,380	387,048
TOTAL BRAZIL		2,995,991
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	14,164	799,882
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,407	1,160,219
Bank of Montreal	20,840	2,097,235
Bank of Nova Scotia	37,188	2,013,191
Brookfield Corp. (Canada) Class A	43,586	1,621,515
CAE, Inc. (a)	9,830	222,007
Cameco Corp.	13,714	383,730
Canadian Apartment Properties (REIT) unit	2,767	102,316
Canadian National Railway Co.	18,188	2,164,981
Canadian Tire Ltd. Class A (non-vtg.)	1,668	198,322
Dollarama, Inc.	8,557	511,729
Enbridge, Inc.	62,880	2,574,651
FirstService Corp.	1,202	171,779
Fortis, Inc.	14,997	616,201
Gildan Activewear, Inc.	5,745	180,137
Hydro One Ltd. (b)	9,974	272,710
Intact Financial Corp.	5,432	788,049
Ivanhoe Mines Ltd. (a)	18,822	176,825
Keyera Corp.	6,293	143,544
Kinross Gold Corp.	40,042	186,284
Lundin Mining Corp.	20,250	153,258
Magna International, Inc. Class A (sub. vtg.)	8,455	548,903
Metro, Inc.	7,540	409,258
National Bank of Canada	10,467	786,274
Northland Power, Inc.	7,301	196,113
Nutrien Ltd.	16,717	1,383,796
Open Text Corp.	8,468	284,038
Parkland Corp.	5,283	124,119
Pembina Pipeline Corp.	17,129	607,764
Power Corp. of Canada (sub. vtg.)	17,405	472,095
Ritchie Bros. Auctioneers, Inc.	3,506	212,012
Rogers Communications, Inc. Class B (non-vtg.)	11,065	537,969
Shopify, Inc. Class A (a)	36,807	1,813,863
TELUS Corp.	14,366	309,551
The Toronto-Dominion Bank	56,543	3,912,178
Thomson Reuters Corp.	5,267	626,554
Toromont Industries Ltd.	2,561	204,584
Wheaton Precious Metals Corp.	13,918	636,407
TOTAL CANADA		29,604,043
Cayman Islands - 7.1%
3SBio, Inc. (b)	37,000	40,301
AAC Technology Holdings, Inc. (a)(c)	22,000	58,625
Airtac International Group	4,000	136,678
Alibaba Group Holding Ltd. (a)	460,600	6,332,637
Baidu, Inc. Class A (a)	69,712	1,171,862
Chailease Holding Co. Ltd.	43,461	327,245
China Conch Venture Holdings Ltd.	52,500	111,409
China Feihe Ltd. (b)	113,000	108,417
China Liansu Group Holdings Ltd.	38,000	43,195
China Medical System Holdings Ltd.	45,000	77,680
China Mengniu Dairy Co. Ltd.	98,000	472,740
China Resources Cement Holdings Ltd.	60,000	34,699
China Resources Land Ltd.	100,000	479,256
China Resources Mixc Lifestyle Services Ltd. (b)	21,400	123,300
Country Garden Services Holdings Co. Ltd.	69,000	186,539
Dali Foods Group Co. Ltd. (b)	75,500	33,668
ENN Energy Holdings Ltd.	24,700	372,148
Genscript Biotech Corp. (a)	38,000	128,764
Grab Holdings Ltd. (a)	42,017	159,244
Greentown Service Group Co. Ltd.	42,000	30,662
Hansoh Pharmaceutical Group Co. Ltd. (b)	36,000	73,682
Kingdee International Software Group Co. Ltd. (a)	84,000	183,331
Li Auto, Inc. Class A (a)	34,330	420,070
Longfor Properties Co. Ltd. (b)	60,000	198,247
Meituan Class B (a)(b)	156,220	3,492,435
Microport Scientific Corp. (a)	21,300	66,836
NetEase, Inc.	61,100	1,084,043
Ping An Healthcare and Technology Co. Ltd. (a)(b)	17,700	46,870
Pop Mart International Group Ltd. (b)	18,600	60,311
Sino Biopharmaceutical Ltd.	301,750	175,585
Tencent Holdings Ltd.	194,200	9,463,156
Tongcheng Travel Holdings Ltd. (a)	37,200	84,288
Uni-President China Holdings Ltd.	38,000	36,558
Vinda International Holdings Ltd.	11,000	30,357
Vipshop Holdings Ltd. ADR (a)	12,903	199,609
Want Want China Holdings Ltd.	153,000	99,649
WH Group Ltd. (b)	249,000	153,350
Wuxi Biologics (Cayman), Inc. (a)(b)	113,000	943,596
Xinyi Solar Holdings Ltd.	151,494	197,088
XPeng, Inc. Class A (a)	26,316	138,501
Yadea Group Holdings Ltd. (b)	42,000	95,754
Yihai International Holding Ltd.	16,000	56,935
ZTO Express, Inc. sponsored ADR	13,053	372,141
TOTAL CAYMAN ISLANDS		28,101,461
Chile - 0.1%
Cencosud SA	45,907	82,455
Empresas CMPC SA	32,914	56,596
Empresas COPEC SA	12,956	97,721
Enel Americas SA	626,743	82,972
Falabella SA	24,579	57,113
TOTAL CHILE		376,857
China - 1.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	3,600	10,920
Air China Ltd.:
(A Shares) (a)	29,500	45,235
(H Shares) (a)	26,000	23,202
Angel Yeast Co. Ltd. (A Shares)	2,600	16,051
Anjoy Foods Group Co. Ltd. (A Shares)	400	9,461
Baoshan Iron & Steel Co. Ltd. (A Shares)	43,600	39,979
BBMG Corp. (A Shares)	23,600	8,853
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	70,000	53,239
Beijing Easpring Material Technology Co. Ltd. (A Shares)	900	9,033
By-Health Co. Ltd. (A Shares)	3,800	13,003
BYD Co. Ltd.:
(A Shares)	1,200	51,275
(H Shares)	29,000	918,359
CECEP Solar Energy Co. Ltd. (A Shares)	5,500	6,260
CECEP Wind-Power Corp. (A Shares)	7,020	4,149
Chengtun Mining Group Co. Ltd. (A Shares)	1,800	1,687
Chengxin Lithium Group Co. Ltd. (A Shares)	1,500	9,544
China Baoan Group Co. Ltd. (A Shares)	4,400	8,192
China Communications Services Corp. Ltd. (H Shares)	70,000	26,638
China Construction Bank Corp.:
(A Shares)	56,200	46,730
(H Shares)	2,916,000	1,887,500
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	10,900	8,686
(H Shares) (a)	6,000	2,408
China Jushi Co. Ltd. (A Shares)	5,457	11,950
China Merchants Bank Co. Ltd.:
(A Shares)	36,300	222,581
(H Shares)	123,500	801,037
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	2,400	17,295
China Southern Airlines Ltd. (A Shares) (a)	52,900	57,535
China Three Gorges Renewables Group Co. Ltd. (A Shares)	67,000	57,175
China Vanke Co. Ltd.:
(A Shares)	7,300	19,804
(H Shares)	68,900	139,281
Cmoc Group Ltd.:
(A Shares)	20,600	17,383
(H Shares)	132,000	76,402
Contemporary Amperex Technology Co. Ltd.	4,700	326,129
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	56,900	89,909
(H Shares)	34,500	35,786
ENN Natural Gas Co. Ltd. (A Shares)	4,000	10,709
Ganfeng Lithium Group Co. Ltd. (A Shares)	1,820	21,411
GEM Co. Ltd. (A Shares)	8,600	10,202
GoodWe Technologies Co. Ltd. (A Shares)	202	12,229
Gotion High-tech Co. Ltd. (A Shares)	3,000	14,496
Guangzhou Baiyunshan Pharma Health (A Shares)	3,600	16,167
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	7,496
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	9,100	34,426
Huadong Medicine Co. Ltd. (A Shares)	2,800	19,711
Huatai Securities Co. Ltd. (A Shares)	42,700	82,293
Huaxin Cement Co. Ltd. (A Shares)	800	1,940
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,600	56,067
Jafron Biomedical Co. Ltd. (A Shares)	1,800	9,019
Jiangsu Eastern Shenghong Co. Ltd.	7,300	16,953
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	37,425
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,100	14,835
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	1,300	2,269
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	900	4,834
Keda Industrial Group Co. Ltd.	3,000	7,157
Livzon Pharmaceutical Group, Inc. (A Shares)	400	2,012
Ming Yang Smart Energy Group Ltd. (A Shares)	3,900	16,145
Orient Securities Co. Ltd. (A Shares)	10,100	16,258
Ovctek China, Inc. (A Shares)	1,640	9,030
Pharmaron Beijing Co. Ltd.:
(A Shares)	2,700	29,760
(H Shares) (b)	5,400	39,582
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	292,000	198,708
Pylon Technologies Co. Ltd. (Series A)	263	11,992
SF Holding Co. Ltd. (A Shares)	8,400	73,343
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	9,200	4,937
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	84,000	139,640
Shanghai Construction Group Co. Ltd. (A Shares)	11,600	4,521
Shanghai Electric Group Co. Ltd. (A Shares) (a)	13,400	8,130
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,700	18,718
(H Shares)	17,000	54,815
Shanghai M&G Stationery, Inc. (A Shares)	1,200	9,556
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	5,264
(H Shares)	31,800	56,070
Shanghai Putailai New Energy Technology Co. Ltd.	3,300	27,106
Shenzhen Inovance Technology Co. Ltd. (A Shares)	4,600	48,691
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,200	108,806
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	1,400	5,371
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	4,900	2,328
Sinopharm Group Co. Ltd. (H Shares)	36,800	90,197
SKSHU Paint Co. Ltd. (A Shares) (a)	620	11,405
Sungrow Power Supply Co. Ltd. (A Shares)	2,900	56,167
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	3,100	7,511
Topchoice Medical Corp. (a)	500	12,067
Unisplendour Corp. Ltd. (A Shares)	5,200	17,769
Weichai Power Co. Ltd.:
(A Shares)	36,600	60,957
(H Shares)	29,000	43,793
WuXi AppTec Co. Ltd.	3,776	52,468
WuXi AppTec Co. Ltd. (H Shares) (b)	12,980	168,663
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	36,618	37,412
Youngy Co. Ltd. (A Shares) (a)	400	6,780
Yunnan Baiyao Group Co. Ltd. (A Shares)	2,520	21,475
Yunnan Energy New Material Co. Ltd.	2,000	46,459
Yunnan Tin Co. Ltd. (A Shares)	1,000	2,261
Zhejiang Chint Electric Co. Ltd. (A Shares)	3,900	18,643
Zhejiang Expressway Co. Ltd. (H Shares)	48,000	41,449
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	2,958	28,955
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,600	17,414
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,100	7,120
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	1,300	4,715
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	43,000	23,920
TOTAL CHINA		7,120,693
Colombia - 0.0%
Bancolombia SA	4,385	39,436
Interconexion Electrica SA ESP	15,655	63,840
TOTAL COLOMBIA		103,276
Czech Republic - 0.0%
Komercni Banka A/S	2,594	87,234
MONETA Money Bank A/S (b)	7,833	28,902
TOTAL CZECH REPUBLIC		116,136
Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	1	2,121
Series B	243	528,596
Chr. Hansen Holding A/S	3,280	241,397
Coloplast A/S Series B	3,742	451,788
Demant A/S (a)	2,847	80,238
Genmab A/S (a)	2,042	800,253
Novo Nordisk A/S Series B	51,437	7,118,360
Novozymes A/S Series B	6,473	335,725
ORSTED A/S (b)	5,961	530,839
Pandora A/S	2,818	233,093
Vestas Wind Systems A/S	31,305	916,034
TOTAL DENMARK		11,238,444
Egypt - 0.0%
Commercial International Bank SAE	69,994	114,824
Commercial International Bank SAE sponsored GDR	9,286	15,006
TOTAL EGYPT		129,830
Finland - 1.1%
Elisa Corp. (A Shares)	4,560	259,669
Kesko Oyj	8,474	196,871
Neste OYJ	13,300	633,742
Nordea Bank ABP	104,332	1,214,959
Orion Oyj (B Shares)	3,415	182,624
Sampo Oyj (A Shares)	14,828	776,513
Stora Enso Oyj (R Shares)	17,148	244,123
UPM-Kymmene Corp.	16,462	595,064
Wartsila Corp.	15,299	145,034
TOTAL FINLAND		4,248,599
France - 8.9%
Accor SA (a)	5,232	169,820
Air Liquide SA	16,203	2,579,941
Alstom SA	9,957	296,073
AXA SA	57,926	1,807,235
bioMerieux SA	1,328	134,787
BNP Paribas SA	34,481	2,368,220
Bouygues SA	6,911	227,676
Bureau Veritas SA	9,260	264,158
Carrefour SA	18,238	346,904
Compagnie Generale des Etablissements Michelin SCA Series B	21,357	675,305
Covivio	1,618	110,730
Danone SA	19,834	1,087,682
Eiffage SA	2,672	284,561
EssilorLuxottica SA	9,001	1,642,975
Gecina SA	1,457	172,020
Kering SA	2,320	1,447,580
Klepierre SA	6,963	176,074
L'Oreal SA	7,498	3,096,012
LVMH Moet Hennessy Louis Vuitton SE	8,599	7,506,716
Orange SA	61,607	651,972
Publicis Groupe SA	7,164	504,217
Schneider Electric SA	16,803	2,725,709
SEB SA	878	91,491
Societe Generale Series A	25,055	745,802
Teleperformance	1,851	513,140
TotalEnergies SE (c)	77,310	4,779,366
Valeo SA	6,522	141,701
Vivendi SA	22,284	238,820
Worldline SA (a)(b)	7,558	342,875
TOTAL FRANCE		35,129,562
Germany - 3.8%
adidas AG	5,425	873,513
Allianz SE	12,705	3,037,942
Bayerische Motoren Werke AG (BMW)	10,026	1,021,295
Beiersdorf AG	3,136	381,268
Brenntag SE	4,739	353,757
Carl Zeiss Meditec AG	1,308	187,632
Commerzbank AG (a)	33,421	380,232
Delivery Hero AG (a)(b)	5,103	306,345
Deutsche Borse AG	5,907	1,057,012
Evonik Industries AG	6,754	149,496
GEA Group AG	4,722	212,271
HeidelbergCement AG	4,405	302,260
HelloFresh AG (a)	5,438	131,126
Henkel AG & Co. KGaA	3,053	203,996
LEG Immobilien AG	2,235	173,924
Merck KGaA	3,998	834,496
MTU Aero Engines AG	1,647	409,675
Puma AG	3,245	219,994
SAP SE	32,453	3,846,979
Symrise AG	4,076	433,318
Telefonica Deutschland Holding AG	34,973	102,809
Zalando SE (a)(b)	6,910	319,945
TOTAL GERMANY		14,939,285
Greece - 0.1%
Alpha Bank SA (a)	68,202	92,200
Eurobank Ergasias Services and Holdings SA (a)	82,010	110,555
Mytilineos SA	2,799	72,118
TOTAL GREECE		274,873
Hong Kong - 1.8%
AIA Group Ltd.	370,800	4,192,876
BOC Hong Kong (Holdings) Ltd.	115,000	401,912
China Everbright International Ltd.	131,962	58,681
China Overseas Land and Investment Ltd.	122,000	329,433
CITIC Pacific Ltd.	175,000	204,780
CSPC Pharmaceutical Group Ltd.	279,280	318,436
Far East Horizon Ltd.	31,000	28,002
Fosun International Ltd.	91,000	84,489
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	13,440	122,750
Hang Seng Bank Ltd.	23,800	396,347
Hong Kong & China Gas Co. Ltd.	348,356	349,756
Lenovo Group Ltd.	216,000	173,247
MTR Corp. Ltd.	50,048	267,832
Sino Land Ltd.	98,615	128,148
Swire Pacific Ltd. (A Shares)	15,500	142,040
Swire Properties Ltd.	38,400	107,925
TOTAL HONG KONG		7,306,654
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,913	103,711
OTP Bank PLC	7,276	218,911
TOTAL HUNGARY		322,622
India - 3.6%
Adani Green Energy Ltd. (a)	9,979	150,315
Adani Total Gas Ltd.	8,661	224,224
Asian Paints Ltd.	12,129	405,902
Axis Bank Ltd.	71,116	761,684
Berger Paints India Ltd.	7,942	53,534
Britannia Industries Ltd.	3,296	174,565
Colgate-Palmolive Ltd.	4,188	74,571
Dabur India Ltd.	18,158	124,247
Eicher Motors Ltd.	4,207	168,537
GAIL India Ltd.	77,032	90,038
Grasim Industries Ltd.	8,051	157,220
Havells India Ltd.	7,518	109,095
HCL Technologies Ltd.	33,866	467,991
Hero Motocorp Ltd.	3,618	122,767
Hindalco Industries Ltd.	41,067	237,552
Hindustan Unilever Ltd.	25,421	803,747
Housing Development Finance Corp. Ltd.	53,441	1,724,052
ICICI Prudential Life Insurance Co. Ltd. (b)	11,483	63,770
Indraprastha Gas Ltd.	8,679	45,280
Info Edge India Ltd.	2,166	97,957
Infosys Ltd.	104,295	1,968,603
Kotak Mahindra Bank Ltd.	17,419	370,614
Lupin Ltd.	7,189	64,988
Mahindra & Mahindra Ltd.	27,584	467,259
Marico Ltd.	16,681	101,903
Nestle India Ltd.	1,016	236,874
PI Industries Ltd.	2,569	94,542
Reliance Industries Ltd.	94,523	2,732,539
Shree Cement Ltd.	357	103,873
Shriram Transport Finance Co. Ltd.	7,681	121,430
Siemens Ltd.	2,387	85,730
State Bank of India	54,803	372,960
Tata Consultancy Services Ltd.	28,308	1,170,858
UPL Ltd.	14,200	131,985
Zomato Ltd. (a)	76,887	47,214
TOTAL INDIA		14,128,420
Indonesia - 0.5%
PT Aneka Tambang Tbk	290,000	44,935
PT Bank Central Asia Tbk	1,715,600	973,619
PT Bank Negara Indonesia (Persero) Tbk	229,800	140,865
PT Barito Pacific Tbk	972,468	53,628
PT Indah Kiat Pulp & Paper Tbk	98,300	54,780
PT Kalbe Farma Tbk	622,900	85,761
PT Merdeka Copper Gold Tbk (a)	398,118	126,084
PT Telkom Indonesia Persero Tbk	1,541,900	398,477
PT Unilever Indonesia Tbk	235,700	73,369
TOTAL INDONESIA		1,951,518
Ireland - 0.7%
CRH PLC	23,219	1,084,851
DCC PLC (United Kingdom)	3,226	183,189
James Hardie Industries PLC CDI	14,032	314,858
Kerry Group PLC Class A	5,014	468,456
Kingspan Group PLC (Ireland)	4,818	307,988
Smurfit Kappa Group PLC	7,695	321,491
TOTAL IRELAND		2,680,833
Israel - 0.1%
Bank Leumi le-Israel BM	47,441	416,869
Italy - 0.9%
Amplifon SpA	3,794	104,230
Enel SpA	251,308	1,479,732
Intesa Sanpaolo SpA	519,750	1,366,563
Nexi SpA (a)(b)	18,641	163,340
Prysmian SpA	7,929	322,388
TOTAL ITALY		3,436,253
Japan - 13.5%
AEON Co. Ltd.	20,200	414,134
Ajinomoto Co., Inc.	14,100	464,857
Ana Holdings, Inc. (a)(c)	4,800	106,237
Asahi Kasei Corp.	39,500	299,317
Astellas Pharma, Inc.	57,700	849,352
Azbil Corp.	3,500	98,695
Bridgestone Corp.	17,600	657,064
Chugai Pharmaceutical Co. Ltd.	20,700	536,649
Dai Nippon Printing Co. Ltd.	7,200	169,989
Dai-ichi Mutual Life Insurance Co.	30,200	708,576
Daifuku Co. Ltd.	3,200	176,204
Daiichi Sankyo Kabushiki Kaisha	54,400	1,708,537
Daikin Industries Ltd.	7,700	1,337,449
Daiwa House Industry Co. Ltd.	18,600	446,680
DENSO Corp.	13,400	723,676
Eisai Co. Ltd.	7,800	482,586
FANUC Corp.	6,000	1,060,138
Fast Retailing Co. Ltd.	1,800	1,093,247
FUJIFILM Holdings Corp.	11,100	587,425
Fujitsu Ltd.	6,100	868,515
Hankyu Hanshin Holdings, Inc.	7,200	214,002
Hikari Tsushin, Inc.	600	85,643
Hirose Electric Co. Ltd.	900	117,166
Hitachi Construction Machinery Co. Ltd.	3,500	82,542
Hoshizaki Corp.	3,400	122,217
Hoya Corp.	11,200	1,231,686
Hulic Co. Ltd.	12,200	100,281
Ibiden Co. Ltd.	3,400	132,698
INPEX Corp.	32,700	359,329
Isuzu Motors Ltd.	18,600	235,203
ITO EN Ltd.	1,600	57,088
Itochu Corp.	36,800	1,189,444
Japan Real Estate Investment Corp.	37	158,637
JFE Holdings, Inc.	16,000	210,970
JSR Corp.	5,900	132,751
Kajima Corp.	13,200	162,113
Kao Corp.	14,900	602,285
KDDI Corp.	49,900	1,559,048
Keio Corp.	3,300	121,125
Kikkoman Corp.	4,600	243,304
Komatsu Ltd.	28,600	702,830
Kubota Corp.	32,000	480,906
Kurita Water Industries Ltd.	3,100	140,177
LIXIL Group Corp.	9,400	162,280
Marubeni Corp.	47,900	587,665
Mazda Motor Corp.	17,800	141,688
McDonald's Holdings Co. (Japan) Ltd.	2,300	90,867
Meiji Holdings Co. Ltd.	3,600	185,662
Mitsubishi Chemical Holdings Corp.	37,800	212,113
Mitsubishi Estate Co. Ltd.	36,600	470,424
Mitsui & Co. Ltd.	44,500	1,312,872
Mitsui Chemicals, Inc.	5,500	129,462
MS&AD Insurance Group Holdings, Inc.	14,100	452,239
Murata Manufacturing Co. Ltd.	17,700	1,011,387
Nintendo Co. Ltd.	34,290	1,486,739
Nippon Building Fund, Inc.	46	201,037
Nippon Express Holdings, Inc.	2,500	145,082
Nippon Paint Holdings Co. Ltd.	25,800	235,541
Nippon Prologis REIT, Inc.	70	158,840
Nippon Steel & Sumitomo Metal Corp.	25,100	522,450
Nippon Yusen KK	15,000	356,833
Nissin Food Holdings Co. Ltd.	1,900	148,538
Nitori Holdings Co. Ltd.	2,500	330,889
Nitto Denko Corp.	4,500	290,869
Nomura Holdings, Inc.	91,300	364,363
Nomura Real Estate Holdings, Inc.	3,900	85,958
Nomura Research Institute Ltd.	12,300	295,293
NTT Data Corp.	20,100	311,779
Obayashi Corp.	20,700	160,564
Odakyu Electric Railway Co. Ltd.	9,400	123,585
OMRON Corp.	5,900	341,377
Open House Group Co. Ltd.	2,400	90,793
Oriental Land Co. Ltd.	6,200	1,033,044
ORIX Corp.	36,700	645,296
Osaka Gas Co. Ltd.	11,700	188,802
Pan Pacific International Holdings Ltd.	11,900	220,068
Panasonic Holdings Corp.	69,300	642,645
Rakuten Group, Inc.	27,600	140,717
Recruit Holdings Co. Ltd.	44,600	1,434,348
ROHM Co. Ltd.	2,700	216,355
SCSK Corp.	4,900	79,808
Sekisui Chemical Co. Ltd.	11,500	161,095
Sekisui House Ltd.	19,000	359,086
Seven & i Holdings Co. Ltd.	23,300	1,100,061
SG Holdings Co. Ltd.	8,600	132,709
Sharp Corp.	6,300	52,366
Shimadzu Corp.	7,400	227,410
SHIMIZU Corp.	17,100	95,857
Shin-Etsu Chemical Co. Ltd.	11,600	1,710,108
Shionogi & Co. Ltd.	8,100	386,002
SoftBank Corp.	88,800	1,016,059
Sompo Holdings, Inc.	9,900	426,184
Sony Group Corp.	39,200	3,502,582
Sumitomo Chemical Co. Ltd.	46,500	178,496
Sumitomo Electric Industries Ltd.	22,500	270,364
Sumitomo Metal Mining Co. Ltd.	7,600	308,585
Sumitomo Mitsui Trust Holdings, Inc.	10,700	389,786
Sumitomo Realty & Development Co. Ltd.	9,500	231,583
Suntory Beverage & Food Ltd.	4,400	148,578
Sysmex Corp.	5,300	351,841
Taisei Corp.	5,700	196,775
TDK Corp.	12,000	428,715
Terumo Corp.	20,300	590,940
Tobu Railway Co. Ltd.	5,900	138,432
Tokyo Electron Ltd.	4,600	1,607,812
Tokyo Gas Co. Ltd.	12,500	261,746
Tokyu Corp.	16,100	207,036
Toray Industries, Inc.	41,800	256,821
Tosoh Corp.	8,400	109,901
Toto Ltd.	4,600	178,769
Unicharm Corp.	12,700	484,450
USS Co. Ltd.	6,900	113,492
West Japan Railway Co.	6,900	288,962
Yamaha Corp.	4,300	167,202
Yamaha Motor Co. Ltd.	9,100	224,139
Yaskawa Electric Corp.	7,500	293,168
Yokogawa Electric Corp.	7,300	128,185
Z Holdings Corp.	83,800	243,835
ZOZO, Inc.	3,900	101,101
TOTAL JAPAN		53,309,277
Korea (South) - 2.0%
AMOREPACIFIC Corp.	870	103,288
BGF Retail Co. Ltd.	270	40,874
Celltrion Healthcare Co. Ltd.	2,914	136,210
CJ CheilJedang Corp.	276	77,340
CJ Corp.	465	31,135
Coway Co. Ltd.	1,778	80,531
Doosan Bobcat, Inc.	1,486	42,119
Hana Financial Group, Inc.	9,190	364,648
Hanwha Solutions Corp. (a)	3,501	129,586
HMM Co. Ltd.	8,873	157,601
Hyundai Engineering & Construction Co. Ltd.	2,492	77,380
Hyundai Glovis Co. Ltd.	643	86,913
Hyundai Mipo Dockyard Co. Ltd. (a)	691	45,323
Kakao Corp.	9,657	485,514
KB Financial Group, Inc.	11,888	541,104
Korea Zinc Co. Ltd.	255	112,174
Korean Air Lines Co. Ltd. (a)	5,297	104,680
LG Chemical Ltd.	1,568	883,904
LG Corp.	2,894	194,656
LG Display Co. Ltd.	7,392	82,211
LG Electronics, Inc.	3,261	266,879
LG H & H Co. Ltd.	255	154,407
Lotte Chemical Corp.	625	90,126
NAVER Corp.	4,091	678,791
NCSOFT Corp.	495	182,991
Netmarble Corp. (b)	698	34,724
POSCO Chemtech Co. Ltd.	828	151,587
S1 Corp.	432	20,188
Samsung Engineering Co. Ltd. (a)	4,641	97,824
Samsung Life Insurance Co. Ltd.	2,402	138,120
Samsung SDI Co. Ltd.	1,720	962,716
Samsung SDS Co. Ltd.	1,121	114,176
Samsung Securities Co. Ltd.	2,120	57,640
Shinhan Financial Group Co. Ltd.	14,468	488,630
SK Biopharmaceuticals Co. Ltd. (a)	830	48,929
SK IE Technology Co. Ltd. (a)(b)	867	47,604
SK Innovation Co., Ltd. (a)	1,697	225,282
SK, Inc.	1,076	173,840
SKC Co. Ltd.	737	57,384
Woori Financial Group, Inc.	17,313	180,368
Yuhan Corp.	1,812	77,034
TOTAL KOREA (SOUTH)		8,026,431
Kuwait - 0.2%
Kuwait Finance House KSCP	227,950	624,296
Luxembourg - 0.1%
Tenaris SA	14,934	264,642
Malaysia - 0.6%
AMMB Holdings Bhd	61,600	59,041
Axiata Group Bhd	93,904	66,901
CIMB Group Holdings Bhd	205,805	277,971
DiGi.com Bhd	93,200	92,175
Hap Seng Consolidated Bhd	21,700	37,684
Hartalega Holdings Bhd	49,800	18,863
IHH Healthcare Bhd	55,400	77,024
Kuala Lumpur Kepong Bhd	13,800	69,424
Malayan Banking Bhd	154,740	317,370
Malaysia Airports Holdings Bhd (a)	10,900	18,069
Maxis Bhd	78,300	72,838
MISC Bhd	45,700	78,493
Nestle (Malaysia) Bhd	2,300	73,407
Petronas Dagangan Bhd	9,600	49,088
Petronas Gas Bhd	24,800	97,887
PPB Group Bhd	21,100	87,666
Press Metal Bhd	113,400	138,321
Public Bank Bhd	455,400	453,313
QL Resources Bhd	30,200	41,848
RHB Bank Bhd	42,668	57,601
Sime Darby Bhd	81,000	43,988
Telekom Malaysia Bhd	30,295	37,164
Top Glove Corp. Bhd	172,200	33,653
TOTAL MALAYSIA		2,299,789
Mexico - 0.6%
Arca Continental S.A.B. de CV	14,400	127,203
CEMEX S.A.B. de CV unit (a)	468,400	249,740
Coca-Cola FEMSA S.A.B. de CV unit	17,480	132,986
Fomento Economico Mexicano S.A.B. de CV unit	59,600	522,048
Gruma S.A.B. de CV Series B	5,790	84,216
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	6,435	174,779
Grupo Bimbo S.A.B. de CV Series A	40,700	203,214
Grupo Financiero Banorte S.A.B. de CV Series O	80,000	663,562
Grupo Televisa SA de CV	78,300	95,762
Industrias Penoles SA de CV (a)	4,310	61,423
Kimberly-Clark de Mexico SA de CV Series A	51,500	98,293
TOTAL MEXICO		2,413,226
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	113,000	148,050
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	3,697	237,816
TOTAL MULTI-NATIONAL		385,866
Netherlands - 4.3%
Akzo Nobel NV	5,557	413,913
ASML Holding NV (Netherlands)	12,630	8,356,608
CNH Industrial NV	32,081	563,261
IMCD NV	1,777	280,217
ING Groep NV (Certificaten Van Aandelen)	117,009	1,694,321
JDE Peet's BV	3,116	93,293
Koninklijke Ahold Delhaize NV	32,447	968,445
Koninklijke DSM NV	5,385	689,051
Koninklijke KPN NV	101,478	346,938
NEPI Rockcastle PLC	13,700	85,074
NN Group NV	8,838	382,600
Prosus NV	25,780	2,081,613
Randstad NV	3,692	235,527
Wolters Kluwer NV	8,131	885,288
TOTAL NETHERLANDS		17,076,149
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	37,740	207,704
Fisher & Paykel Healthcare Corp.	18,079	296,698
Mercury Nz Ltd.	23,100	89,742
Meridian Energy Ltd.	39,601	136,869
Spark New Zealand Ltd.	56,293	189,805
Xero Ltd. (a)	4,189	230,883
TOTAL NEW ZEALAND		1,151,701
Norway - 0.7%
Aker BP ASA	9,687	294,251
DNB Bank ASA	28,617	535,125
Equinor ASA	29,517	899,580
Gjensidige Forsikring ASA	6,528	117,001
Mowi ASA	12,910	238,047
Norsk Hydro ASA	41,660	337,773
Orkla ASA	23,648	176,549
Salmar ASA	1,989	92,141
Telenor ASA	21,803	228,247
TOTAL NORWAY		2,918,714
Philippines - 0.2%
Ayala Corp.	6,980	90,587
Globe Telecom, Inc.	989	36,599
JG Summit Holdings, Inc.	95,813	94,048
Monde Nissin Corp. (b)	214,300	51,833
SM Investments Corp.	7,805	131,713
SM Prime Holdings, Inc.	367,000	248,160
Universal Robina Corp.	29,280	73,815
TOTAL PHILIPPINES		726,755
Poland - 0.3%
Bank Polska Kasa Opieki SA	5,871	124,964
CD Projekt RED SA	1,979	63,650
KGHM Polska Miedz SA (Bearer)	4,676	151,829
Polski Koncern Naftowy Orlen SA	19,578	293,419
Powszechna Kasa Oszczednosci Bank SA	26,368	195,765
Powszechny Zaklad Ubezpieczen SA	17,002	144,127
Santander Bank Polska SA	1,242	82,290
TOTAL POLAND		1,056,044
Portugal - 0.1%
Galp Energia SGPS SA Class B	15,349	210,098
Jeronimo Martins SGPS SA	9,005	195,208
TOTAL PORTUGAL		405,306
Qatar - 0.3%
Qatar Fuel Co. (a)	16,336	80,116
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	84,301	87,964
Qatar National Bank SAQ (a)	145,018	716,777
The Commercial Bank of Qatar (a)	100,940	166,305
TOTAL QATAR		1,051,162
Russia - 0.0%
Gazprom OAO (d)	372,050	51,594
LUKOIL PJSC (d)	13,192	5,411
Mobile TeleSystems OJSC sponsored ADR (a)(d)	14,384	14,326
Moscow Exchange MICEX-RTS OAO (a)(d)	49,350	12,572
Novatek PJSC GDR (Reg. S) (a)(d)	2,894	739
Novolipetsk Steel OJSC (a)(d)	47,040	599
PhosAgro PJSC:
GDR (d)	26	1
GDR (Reg. S) (d)	4,171	86
Polyus PJSC (a)(d)	1,031	3,213
TOTAL RUSSIA		88,541
Saudi Arabia - 0.5%
ACWA Power Co.	2,562	103,490
Bank Albilad	15,354	183,487
Dr Sulaiman Al Habib Medical Services Group Co.	2,742	170,964
Saudi Arabian Oil Co. (b)	74,374	652,977
Saudi Basic Industries Corp.	28,220	697,041
Saudi Electricity Co.	26,306	161,355
TOTAL SAUDI ARABIA		1,969,314
Singapore - 0.5%
BOC Aviation Ltd. Class A (b)	7,100	59,128
CapitaLand Investment Ltd.	80,201	242,978
CapitaMall Trust	160,509	262,614
City Developments Ltd.	13,600	86,317
Keppel Corp. Ltd.	44,500	256,928
Singapore Airlines Ltd.	43,100	194,892
Singapore Exchange Ltd.	27,100	190,879
United Overseas Bank Ltd.	36,800	836,488
UOL Group Ltd.	12,600	67,228
TOTAL SINGAPORE		2,197,452
South Africa - 1.6%
Absa Group Ltd.	26,032	297,498
Anglo American Platinum Ltd.	1,636	120,825
Aspen Pharmacare Holdings Ltd.	12,644	109,857
Bid Corp. Ltd.	10,329	212,813
Bidvest Group Ltd./The	9,351	120,692
Capitec Bank Holdings Ltd.	2,774	285,650
Clicks Group Ltd.	6,837	104,276
Discovery Ltd. (a)	16,496	130,830
FirstRand Ltd.	155,612	576,390
Gold Fields Ltd.	27,529	313,773
Growthpoint Properties Ltd.	107,074	86,275
Impala Platinum Holdings Ltd.	26,325	304,629
Kumba Iron Ore Ltd.	2,103	64,003
Mr Price Group Ltd.	8,489	80,231
MTN Group Ltd.	52,482	442,990
MultiChoice Group Ltd.	11,581	79,736
Naspers Ltd. Class N	6,765	1,307,938
Nedbank Group Ltd.	14,691	190,113
Northam Platinum Holdings Ltd. (a)	10,974	107,640
Old Mutual Ltd.	152,050	103,377
Remgro Ltd.	15,636	125,807
Sanlam Ltd.	53,106	171,831
Sasol Ltd.	17,572	319,228
Shoprite Holdings Ltd.	15,416	212,759
Spar Group Ltd./The	6,264	49,482
Standard Bank Group Ltd.	41,556	413,721
Vodacom Group Ltd.	20,365	142,789
TOTAL SOUTH AFRICA		6,475,153
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	188,210	1,329,473
Iberdrola SA	191,221	2,243,361
Industria de Diseno Textil SA	33,830	1,056,200
Naturgy Energy Group SA	4,642	131,210
Red Electrica Corporacion SA	12,794	225,882
Repsol SA	42,588	699,586
TOTAL SPAIN		5,685,712
Sweden - 1.9%
Alfa Laval AB	9,240	288,927
ASSA ABLOY AB (B Shares)	30,862	726,993
Atlas Copco AB:
(A Shares)	82,397	977,728
(B Shares)	49,167	515,949
Boliden AB	8,494	379,719
Electrolux AB (B Shares)	7,428	104,811
Epiroc AB:
(A Shares)	19,722	383,726
(B Shares)	12,641	210,268
EQT AB	9,276	207,472
Ericsson (B Shares)	90,200	523,202
Essity AB (B Shares)	19,205	500,804
H&M Hennes & Mauritz AB (B Shares)	22,764	280,368
Holmen AB (B Shares)	2,906	119,435
Husqvarna AB (B Shares)	13,341	112,978
Nibe Industrier AB (B Shares)	47,591	511,288
Sandvik AB	32,749	676,845
SKF AB (B Shares)	11,698	206,216
Svenska Cellulosa AB SCA (B Shares)	19,043	263,495
Tele2 AB (B Shares)	17,440	150,425
Telia Co. AB	85,365	220,467
TOTAL SWEDEN		7,361,116
Switzerland - 5.0%
ABB Ltd. (Reg.)	48,858	1,701,024
Adecco SA (Reg.)	4,862	179,822
Clariant AG (Reg.)	7,167	122,281
Coca-Cola HBC AG	6,173	149,278
Compagnie Financiere Richemont SA Series A	16,227	2,501,511
Geberit AG (Reg.)	1,116	630,958
Givaudan SA	286	923,447
Kuehne & Nagel International AG	1,657	393,843
Lindt & Spruengli AG	3	337,193
Lindt & Spruengli AG (participation certificate)	36	394,801
Lonza Group AG	2,300	1,312,016
Roche Holding AG (participation certificate)	21,833	6,815,616
SGS SA (Reg.)	199	483,643
Sika AG	4,518	1,283,776
Sonova Holding AG	1,658	412,734
Straumann Holding AG	3,490	456,970
Swiss Life Holding AG	956	563,889
Swiss Re Ltd.	9,371	978,146
Temenos Group AG	1,973	140,039
TOTAL SWITZERLAND		19,780,987
Taiwan - 5.7%
Acer, Inc.	102,000	85,081
AUO Corp.	218,400	122,704
Cathay Financial Holding Co. Ltd.	267,751	380,863
China Airlines Ltd.	91,000	59,311
China Steel Corp.	360,000	380,636
Chunghwa Telecom Co. Ltd.	119,000	444,332
CTBC Financial Holding Co. Ltd.	551,000	420,944
Delta Electronics, Inc.	61,000	591,034
E.SUN Financial Holdings Co. Ltd.	405,042	331,458
EVA Airways Corp.	85,000	82,876
Evergreen Marine Corp. (Taiwan)	33,157	169,244
Far Eastern New Century Corp.	94,000	102,647
Far EasTone Telecommunications Co. Ltd.	53,000	117,798
First Financial Holding Co. Ltd.	330,465	287,980
Fubon Financial Holding Co. Ltd.	232,843	468,560
Hotai Motor Co. Ltd.	9,000	197,425
Hua Nan Financial Holdings Co. Ltd.	279,357	212,357
MediaTek, Inc.	47,000	1,134,583
Mega Financial Holding Co. Ltd.	351,100	374,584
momo.com, Inc.	2,400	63,813
Nan Ya Plastics Corp.	149,000	374,653
President Chain Store Corp.	17,000	152,997
Sinopac Financial Holdings Co.	283,527	163,658
Taishin Financial Holdings Co. Ltd.	335,625	182,278
Taiwan Cement Corp.	196,887	238,276
Taiwan Cooperative Financial Holding Co. Ltd.	295,240	260,669
Taiwan High Speed Rail Corp.	56,000	54,511
Taiwan Mobile Co. Ltd.	54,000	170,233
Taiwan Semiconductor Manufacturing Co. Ltd.	765,000	13,488,107
The Shanghai Commercial & Savings Bank Ltd.	121,283	188,328
Uni-President Enterprises Corp.	150,000	336,697
United Microelectronics Corp.	374,000	611,501
Voltronic Power Technology Corp.	2,000	101,121
Wan Hai Lines Ltd.	22,460	57,190
Yang Ming Marine Transport Corp.	56,000	117,518
TOTAL TAIWAN		22,525,967
Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	13,300	79,205
Advanced Information Service PCL NVDR	23,400	139,354
Airports of Thailand PCL:
(For. Reg.) (a)	33,200	75,303
NVDR (a)	92,700	210,259
Asset World Corp. PCL NVDR	247,500	45,081
B. Grimm Power PCL:
(For. Reg.)	13,000	16,021
NVDR	7,400	9,120
Bangkok Dusit Medical Services PCL:
(For. Reg.)	106,700	97,032
NVDR	216,700	197,065
Berli Jucker PCL unit	39,900	46,355
BTS Group Holdings PCL:
(For. Reg.)	90,133	23,369
NVDR	155,100	40,030
Bumrungrad Hospital PCL:
NVDR	10,700	70,926
(For. Reg.)	6,200	41,098
Central Pattana PCL:
(For. Reg.)	21,300	46,431
NVDR	37,600	81,963
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	38,590
(NVDR)	74,000	53,278
CP ALL PCL:
(For. Reg.)	50,100	101,786
NVDR	128,500	261,067
Energy Absolute PCL:
(For. Reg.)	20,900	55,263
NVDR	30,000	79,324
Home Product Center PCL:
(For. Reg.)	25,200	11,029
NVDR	140,600	61,534
Indorama Ventures PCL:
(For. Reg.)	25,100	31,097
NVDR	35,400	43,858
Intouch Holdings PCL:
(For. Reg.)	6,200	13,780
NVDR	28,300	62,898
Krungthai Card PCL NVDR	31,900	55,159
Minor International PCL:
unit (a)	47,868	48,758
warrants 2/15/24 (a)	878	103
(For. Reg.) (a)	48,599	49,503
Osotspa PCL NVDR	44,600	38,183
PTT Exploration and Production PCL:
(For. Reg.)	20,200	106,056
NVDR	25,000	131,257
PTT Global Chemical PCL:
(For. Reg.)	11,900	17,939
NVDR	53,700	80,953
PTT Oil & Retail Business PCL NVDR	102,300	69,941
SCB X PCL:
(For. Reg.)	5,700	18,159
NVDR unit	18,100	57,662
SCG Packaging PCL NVDR	45,700	73,054
Siam Cement PCL:
(For. Reg.)	7,000	71,837
NVDR	17,900	183,697
Thai Union Frozen Products PCL:
(For. Reg.)	27,600	13,478
NVDR	64,800	31,645
True Corp. PCL:
(For. Reg.)	156,800	23,286
NVDR	202,100	30,014
TOTAL THAILAND		3,132,800
Turkey - 0.1%
Koc Holding A/S	25,804	104,880
Turk Hava Yollari AO (a)	17,803	130,239
Turkiye Is Bankasi A/S Series C	115,692	66,921
Turkiye Petrol Rafinerileri A/S (a)	3,625	113,977
Turkiye Sise ve Cam Fabrikalari A/S	45,981	96,659
TOTAL TURKEY		512,676
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	85,061	194,757
Abu Dhabi Islamic Bank	46,846	120,141
Aldar Properties PJSC	114,801	136,270
Emirates NBD Bank PJSC (a)	57,723	203,510
Emirates Telecommunications Corp.	108,793	761,204
First Abu Dhabi Bank PJSC	136,242	504,449
TOTAL UNITED ARAB EMIRATES		1,920,331
United Kingdom - 9.3%
Abrdn PLC	63,343	166,024
Antofagasta PLC	12,313	262,995
Ashtead Group PLC	13,650	894,261
Associated British Foods PLC	10,876	248,861
AstraZeneca PLC (United Kingdom)	48,177	6,311,791
Barratt Developments PLC	30,932	175,343
Berkeley Group Holdings PLC	3,377	172,570
British Land Co. PLC	28,831	157,248
BT Group PLC	214,274	329,285
Bunzl PLC	10,639	389,554
Burberry Group PLC	12,238	372,781
Compass Group PLC	55,053	1,315,107
Croda International PLC	4,334	367,931
GSK PLC	126,373	2,219,747
HSBC Holdings PLC (United Kingdom)	620,790	4,574,198
Informa PLC	45,874	378,471
InterContinental Hotel Group PLC	5,691	395,090
Intertek Group PLC	4,965	265,962
J Sainsbury PLC	54,236	175,587
Johnson Matthey PLC	5,557	154,557
Kingfisher PLC	60,443	208,523
Land Securities Group PLC	20,883	182,382
Legal & General Group PLC	187,118	585,949
Lloyds Banking Group PLC	2,118,216	1,378,526
Mondi PLC	8,889	166,903
Mondi PLC	6,093	113,806
National Grid PLC	115,201	1,464,540
Next PLC	4,025	328,400
NMC Health PLC (a)	987	19
Ocado Group PLC (a)	18,951	150,930
Pearson PLC	21,104	240,674
Persimmon PLC	9,686	168,612
Prudential PLC	85,347	1,418,047
Reckitt Benckiser Group PLC	22,240	1,584,843
RELX PLC (London Stock Exchange)	59,717	1,774,129
Rentokil Initial PLC	77,525	470,068
Schroders PLC	21,635	127,469
Segro PLC	38,074	389,692
Spirax-Sarco Engineering PLC	2,298	326,655
St. James's Place PLC	16,680	251,394
Taylor Wimpey PLC	106,482	153,856
Tesco PLC	231,624	703,994
Unilever PLC	79,190	4,030,701
Vodafone Group PLC	816,418	941,995
Whitbread PLC	6,083	228,058
TOTAL UNITED KINGDOM		36,717,528
United States of America - 0.3%
Coca-Cola European Partners PLC	6,439	362,001
Yum China Holdings, Inc.	13,196	813,006
TOTAL UNITED STATES OF AMERICA		1,175,007
TOTAL COMMON STOCKS (Cost $394,327,641)		388,865,602

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	157,255	434,315
Companhia Energetica de Minas Gerais (CEMIG) (PN)	45,568	102,872
Gerdau SA	37,300	240,569
Itau Unibanco Holding SA	150,500	750,973
TOTAL BRAZIL		1,528,729
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,452	433,068
Colombia - 0.0%
Bancolombia SA (PN)	17,917	136,190
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,037	192,110
Henkel AG & Co. KGaA	5,771	410,316
TOTAL GERMANY		602,426
Korea (South) - 0.0%
LG Chemical Ltd.	199	49,493
LG H & H Co. Ltd.	60	15,506
TOTAL KOREA (SOUTH)		64,999
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,859,383)		2,765,412

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $196,249)	200,000	196,245

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	1,980,845	1,981,241
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	5,227,048	5,227,571
TOTAL MONEY MARKET FUNDS (Cost $7,208,812)		7,208,812

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $404,592,085)	399,036,071
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,647,762)
NET ASSETS - 100.0%	395,388,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	22	Mar 2023	2,330,900	138,651	138,651
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	22	Mar 2023	1,149,060	59,838	59,838
TME S&P/TSX 60 Index Contracts (Canada)	1	Mar 2023	188,478	6,448	6,448

TOTAL FUTURES CONTRACTS					204,937
The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,042,041 or 2.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $163,865.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	10,183,079	5,510,111	13,711,949	60,638	-	-	1,981,241	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	4,676,936	2,158,947	1,608,312	6,739	-	-	5,227,571	0.0%
Total	14,860,015	7,669,058	15,320,261	67,377	-	-	7,208,812

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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